KIRKLAND & ELLIS LLP
PARTNERSHIPS INCLUDING PROFESSIONAL CORPORATIONS

300 North LaSalle
Chicago, Illinois 60654

Robert Morrison                                                                                                                     (312) 862-2000                                                   Facsimile:
To Call Writer Directly:                                                                                                                                                                                      (312) 862-2200
(312) 862-2512

February 3, 2012

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:    Kirr, Marbach Partners Value Fund
                           (Registration Nos. 333-65829; 811-9067)

Dear Ladies and Gentlemen:

         In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1993, as amended (the "Act"), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 15, and (ii) the text of the Fund's Post-Effective Amendment No. 15 was filed electronically on January 31, 2012 (with an effective date of January 31, 2012).

         Please do not hesitate to contact me if you have any questions regarding this letter.

                                                                                       Very truly yours,

                                                                                       KIRKLAND & ELLIS LLP

                                                                                       /s/ Robert Morrison
                                                                                       --------------------------------------------
                                                                                       Robert Morrison